Share-based compensation - Share Based Compensation Related to Parent's Series D Financing (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 25, 2020 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	[1]
Share-based compensation
Number of shares issued	143,681,555
Share-based compensation expenses		¥ 369,655	$ 50,642	¥ 362,868	¥ 166,161

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior year. Refer to Note 1 (e) for detailed information.